INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current
Trade creditors	$ 49,091,273	$ 87,073,151
Taxes	4,980,301	3,283,856
Miscellaneous	930,403	1,285,145
Trade and other payables	57,674,444	96,432,604
Non-current
Trade creditors	2,633,003	4,785,300
Trade creditors - Joint ventures and associates	39,323,933	43,696,426
Trade and other payables	41,956,936	48,481,726
Shareholders and other related parties
Current
Trade payable, related party	195,585	286,172
Trade creditors - Parent company
Current
Trade payable, related party		878,874
Trade creditors - Joint ventures and associates
Current
Trade payable, related party	$ 2,476,882	$ 3,625,406